Quarterly Holdings Report
for

Fidelity® Global High Income Fund

July 31, 2019

GHI-QTLY-0919
1.926256.108

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.3%
		Principal Amount(a)	Value
Convertible Bonds - 0.4%
Energy - 0.1%
Denbury Resources, Inc. 6.375% 12/31/24 (b)		$89,000	$54,092
Steel - 0.0%
Vallourec SA 4.125% 10/4/22	EUR	7,847	52,720
Utilities - 0.3%
SolarCity Corp. 1.625% 11/1/19		407,000	399,543

TOTAL CONVERTIBLE BONDS			506,355

Nonconvertible Bonds - 81.9%
Aerospace - 1.1%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		30,000	31,392
Bombardier, Inc.:
7.5% 12/1/24 (b)		96,000	98,971
7.5% 3/15/25 (b)		40,000	40,675
7.875% 4/15/27 (b)		425,000	430,313
BWX Technologies, Inc. 5.375% 7/15/26 (b)		65,000	67,275
DAE Funding LLC 4.5% 8/1/22 (b)		50,000	50,995
TransDigm UK Holdings PLC 6.875% 5/15/26		200,000	204,000
TransDigm, Inc.:
6.25% 3/15/26 (b)		80,000	83,900
7.5% 3/15/27 (b)		285,000	300,675
			1,308,196
Air Transportation - 0.9%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		435,938	420,680
Azul Investments LLP 5.875% 10/26/24 (b)		300,000	304,313
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		300,000	325,470
			1,050,463
Automotive & Auto Parts - 1.1%
Allison Transmission, Inc. 4.75% 10/1/27 (b)		300,000	300,000
IAA Spinco, Inc. 5.5% 6/15/27 (b)		30,000	31,369
IHO Verwaltungs GmbH:
3.625% 5/15/25 pay-in-kind (Reg. S) (c)	EUR	100,000	111,530
3.75% 9/15/26 pay-in-kind(Reg. S) (c)	EUR	100,000	111,307
Lkq Euro Holdings BV 3.625% 4/1/26	EUR	100,000	116,235
Metalsa SA de CV 4.9% 4/24/23 (b)		350,000	356,125
Novem Group GmbH 3 month EURIBOR + 5.250% 5.25% 5/15/24 (Reg. S) (c)(d)	EUR	100,000	111,254
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	100,000	101,844
Volvo Car AB 2.125% 4/2/24 (Reg. S)	EUR	100,000	114,074
			1,353,738
Banks & Thrifts - 4.6%
Access Bank PLC 10.5% 10/19/21 (b)		200,000	224,000
Akbank TAS 7.2% 3/16/27 (b)(c)		200,000	178,875
Ally Financial, Inc.:
3.875% 5/21/24		115,000	118,738
5.75% 11/20/25		375,000	418,594
8% 11/1/31		155,000	205,763
8% 11/1/31		950,000	1,269,675
Banco Macro SA 6.75% 11/4/26 (b)(c)		300,000	255,188
Bank of Ireland 10% 12/19/22	EUR	100,000	140,872
Bankia SA 3.375% 3/15/27 (Reg. S) (c)	EUR	200,000	234,577
Chong Hing Bank Ltd. 5.7% (Reg. S) (c)(e)		250,000	255,000
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	204,600
Intesa Sanpaolo SpA 3.928% 9/15/26 (Reg. S)	EUR	200,000	244,005
JSC BGEO Group 6% 7/26/23 (b)		400,000	405,000
Pearl Holding III Ltd. 9.5% 12/11/22		200,000	157,100
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		200,000	203,000
Roadster Finance Designated Activity Co. 2.375% 12/8/27	EUR	100,000	113,700
TBC Bank JSC 5.75% 6/19/24 (b)		200,000	200,500
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		200,000	172,020
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		200,000	195,000
Zenith Bank PLC 7.375% 5/30/22 (b)		200,000	215,500
			5,411,707
Broadcasting - 1.2%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	100,720
4.75% 8/1/25		125,000	127,188
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (b)		40,000	40,850
Entercom Media Corp. 6.5% 5/1/27 (b)		40,000	42,300
Nexstar Escrow, Inc. 5.625% 7/15/27 (b)		75,000	77,719
Scripps Escrow, Inc. 5.875% 7/15/27 (b)		60,000	60,611
Sirius XM Radio, Inc.:
4.625% 7/15/24 (b)		100,000	102,930
5% 8/1/27 (b)		125,000	128,906
5.375% 7/15/26 (b)		380,000	397,100
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		400,000	395,000
			1,473,324
Building Materials - 0.9%
Alam Synergy Pte. Ltd. 11.5% 4/22/21 (Reg. S)		200,000	212,188
CEMEX Finance LLC 6% 4/1/24 (Reg. S)		200,000	205,250
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	192,875
HD Supply, Inc. 5.375% 10/15/26 (b)		120,000	126,414
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	91,780
Titan Global Finance PLC 2.375% 11/16/24 (Reg. S)	EUR	100,000	113,560
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		105,000	107,231
			1,049,298
Cable/Satellite TV - 5.5%
Altice Luxembourg SA:
8% 5/15/27 (Reg. S)	EUR	175,000	199,244
10.5% 5/15/27 (b)		160,000	169,400
Altice SA:
6.25% 2/15/25 (Reg. S)	EUR	150,000	168,734
7.625% 2/15/25 (b)		700,000	686,028
Cablevision SA 6.5% 6/15/21 (b)		200,000	199,688
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		85,000	86,169
5.125% 5/1/23 (b)		155,000	158,705
5.125% 5/1/27 (b)		890,000	917,813
5.5% 5/1/26 (b)		110,000	114,813
5.75% 1/15/24		315,000	321,694
5.75% 2/15/26 (b)		65,000	68,475
CSC Holdings LLC:
5.375% 2/1/28 (b)		165,000	172,013
5.5% 4/15/27 (b)		115,000	120,463
5.75% 1/15/30 (b)		100,000	101,750
6.5% 2/1/29 (b)		165,000	181,913
7.5% 4/1/28 (b)		230,000	253,288
7.75% 7/15/25 (b)		105,000	112,875
Digi Communications NV 5% 10/15/23 (Reg. S)	EUR	130,000	148,767
DISH DBS Corp.:
5% 3/15/23		500,000	482,500
5.875% 11/15/24		55,000	51,151
7.75% 7/1/26		185,000	180,375
Unitymedia KabelBW GmbH 3.75% 1/15/27 (Reg. S)	EUR	100,000	118,311
UPC Holding BV 3.875% 6/15/29 (Reg. S)	EUR	100,000	117,340
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	100,000	114,377
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)		320,000	327,840
VTR Finance BV 6.875% 1/15/24 (b)		539,000	557,493
Ziggo Bond Finance BV 6% 1/15/27 (b)		160,000	162,240
Ziggo Secured Finance BV:
3.75% 1/15/25 (Reg. S)	EUR	100,000	114,021
4.25% 1/15/27 (Reg. S)	EUR	100,000	118,648
			6,526,128
Capital Goods - 0.0%
Apergy Corp. 6.375% 5/1/26		30,000	30,600
Chemicals - 1.7%
Bayer AG 3% 7/1/75 (Reg S.) (c)	EUR	100,000	111,189
CF Industries Holdings, Inc.:
4.95% 6/1/43		270,000	246,038
5.15% 3/15/34		335,000	330,813
5.375% 3/15/44		105,000	98,700
CTC BondCo GmbH 5.25% 12/15/25	EUR	200,000	226,105
OCI NV 6.625% 4/15/23 (b)		225,000	234,000
OCP SA 5.625% 4/25/24 (b)		200,000	218,250
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		200,000	194,250
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		150,000	148,500
TPC Group, Inc. 8.75% 12/15/20 (b)		255,000	255,383
			2,063,228
Consumer Products - 0.3%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		200,000	211,250
Grubhub Holdings, Inc. 5.5% 7/1/27 (b)		30,000	30,788
International Design Group SpA 3 month EURIBOR + 6.000% 6% 11/15/25 (Reg. S) (c)(d)	EUR	100,000	110,804
			352,842
Containers - 2.1%
ARD Finance SA 6.625% 9/15/23 pay-in-kind (c)	EUR	100,000	114,575
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
2.75% 3/15/24 (Reg. S)	EUR	100,000	113,479
5.25% 8/15/27 (b)(f)		200,000	200,250
6% 2/15/25 (b)		200,000	206,500
6.75% 5/15/24 (Reg. S)	EUR	100,000	117,092
7.25% 5/15/24 (b)		130,000	137,218
Ball Corp.:
4.375% 12/15/23	EUR	300,000	387,727
4.875% 3/15/26		205,000	217,403
Berry Global, Inc. 4.5% 2/15/26 (b)		200,000	199,696
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		60,000	60,912
Crown European Holdings SA 2.875% 2/1/26	EUR	100,000	120,091
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	150,000	178,152
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)		20,000	17,956
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		276,196	277,198
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)(f)		40,000	41,250
8.5% 8/15/27 (b)(f)		40,000	42,212
			2,431,711
Diversified Financial Services - 5.6%
Arena Lux Finance Sarl 2.875% 11/1/24 (Reg. S)	EUR	100,000	114,831
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		120,000	111,600
Comcel Trust 6.875% 2/6/24 (b)		420,000	434,438
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		200,000	221,760
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		370,000	380,360
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)(f)		140,000	142,275
Financial & Risk U.S. Holdings, Inc. 6.875% 11/15/26 (Reg. S)	EUR	100,000	123,364
FLY Leasing Ltd. 5.25% 10/15/24		60,000	61,518
Fortune Star (BVI) Ltd. 6.75% 7/2/23 (Reg. S)		200,000	204,938
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	100,000	104,187
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		270,000	272,700
6.25% 5/15/26 (b)		260,000	267,498
6.375% 12/15/25		215,000	224,675
Intelsat Connect Finance SA 9.5% 2/15/23 (b)		80,000	71,776
International Personal Finance PLC 5.75% 4/7/21 (Reg S.)	EUR	100,000	98,966
James Hardie International Finance Ltd. 4.75% 1/15/25 (b)		200,000	204,500
Lincoln Financing SARL 3.625% 4/1/24 (Reg. S)	EUR	225,000	256,547
MSCI, Inc.:
5.375% 5/15/27 (b)		500,000	530,790
5.75% 8/15/25 (b)		50,000	52,110
Navient Corp.:
5.875% 10/25/24		40,000	41,000
6.125% 3/25/24		200,000	210,272
6.75% 6/15/26		240,000	249,900
7.25% 9/25/23		55,000	60,019
8% 3/25/20		190,000	195,938
Nexi Capital SpA 4.125% 11/1/23 (Reg. S)	EUR	100,000	114,030
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		20,000	20,726
5.25% 8/15/22 (b)		95,000	100,281
5.5% 2/15/24 (b)		565,000	610,370
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		185,000	182,688
6.875% 2/15/23 (b)		85,000	86,275
Springleaf Finance Corp.:
6.625% 1/15/28		45,000	48,488
6.875% 3/15/25		75,000	83,894
7.125% 3/15/26		295,000	331,322
Tempo Acquisition LLC 6.75% 6/1/25 (b)		55,000	56,719
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		110,000	117,427
Verisure Holding AB 3.5% 5/15/23 (Reg. S)	EUR	100,000	115,128
Yihua Overseas Investment Ltd. 8.5% 10/23/20 (Reg. S)		200,000	112,000
			6,615,310
Diversified Media - 0.2%
E.W. Scripps Co. 5.125% 5/15/25 (b)		30,000	29,906
Viacom, Inc.:
5.875% 2/28/57 (c)		75,000	77,625
6.25% 2/28/57 (c)		90,000	95,126
			202,657
Energy - 14.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)		140,000	131,253
5.75% 1/15/28 (b)		60,000	56,025
Areva SA 4.875% 9/23/24	EUR	200,000	259,286
California Resources Corp. 8% 12/15/22 (b)		705,000	493,500
Callon Petroleum Co.:
6.125% 10/1/24		25,000	24,438
6.375% 7/1/26		45,000	43,875
Centennial Resource Production LLC:
5.375% 1/15/26 (b)		75,000	69,375
6.875% 4/1/27 (b)		65,000	63,375
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		230,000	250,390
5.875% 3/31/25		80,000	88,008
Cheniere Energy Partners LP 5.625% 10/1/26		90,000	95,175
Chesapeake Energy Corp.:
4.875% 4/15/22		70,000	64,291
5.75% 3/15/23		65,000	55,900
8% 6/15/27		185,000	148,000
Citgo Holding, Inc.:
9.25% 8/1/24 (b)		100,000	104,125
10.75% 2/15/20 (b)		100,000	104,100
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		75,000	75,750
Comstock Escrow Corp. 9.75% 8/15/26		95,000	71,013
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (b)(c)(d)		320,000	318,401
6.5% 5/15/26 (b)		185,000	183,150
6.875% 6/15/25 (b)		200,000	203,750
Covey Park Energy LLC 7.5% 5/15/25 (b)		30,000	21,000
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		60,000	56,400
DCP Midstream Operating LP 5.375% 7/15/25		135,000	143,271
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		421,000	308,383
9.25% 3/31/22 (b)		45,000	39,488
Duke Energy Field Services 8.125% 8/16/30		5,000	6,300
Ecopetrol SA:
5.375% 6/26/26		100,000	110,530
5.875% 5/28/45		100,000	112,360
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		35,000	36,225
5.75% 1/30/28 (b)		35,000	37,100
EnLink Midstream LLC 5.375% 6/1/29		60,000	61,857
Ensco PLC:
5.2% 3/15/25		30,000	21,450
7.75% 2/1/26		85,000	62,050
Envision Energy Overseas Capital Co. Ltd. 7.5% 4/26/21		200,000	155,250
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		725,000	649,781
8% 11/29/24 (b)		50,000	33,125
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		200,000	202,750
GeoPark Ltd. 6.5% 9/21/24 (b)		200,000	207,750
Greenko Dutch BV 5.25% 7/24/24		200,000	200,813
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		100,000	103,969
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		275,000	263,313
5.75% 10/1/25 (b)		240,000	233,400
6.25% 11/1/28 (b)		130,000	126,100
HPCL-Mittal Energy Ltd. 5.25% 4/28/27		200,000	202,313
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		95,000	80,038
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		200,000	194,625
Jonah Energy LLC 7.25% 10/15/25 (b)		215,000	84,925
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (b)		95,000	92,863
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		400,000	403,500
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		85,000	85,638
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		200,000	201,500
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (Reg. S)		200,000	199,750
MEG Energy Corp.:
6.375% 1/30/23 (b)		305,000	288,988
7% 3/31/24 (b)		360,000	343,721
Mongolian Mining Corp. / Energy Resources LLC 9.25% 4/15/24 (Reg. S)		200,000	196,000
Nabors Industries, Inc.:
5.5% 1/15/23		105,000	98,175
5.75% 2/1/25		200,000	173,500
Neerg Energy Ltd. 6% 2/13/22 (Reg. S)		200,000	197,662
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		50,000	50,500
4.5% 9/15/27 (b)		35,000	35,165
Noble Holding International Ltd.:
6.05% 3/1/41		5,000	2,625
6.2% 8/1/40		85,000	45,475
7.75% 1/15/24		18,000	13,995
7.875% 2/1/26 (b)		80,000	68,200
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		400,000	247,625
Oasis Petroleum, Inc. 6.875% 3/15/22		43,000	42,800
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (b)(c)		8,583	8,197
Pan American Energy LLC 7.875% 5/7/21 (b)		266,667	276,250
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (b)		435,000	449,138
6.25% 6/1/24 (b)		10,000	10,363
PBF Holding Co. LLC/PBF Finance Corp. 7.25% 6/15/25		70,000	73,325
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		130,000	133,250
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		20,000	20,400
6.375% 3/31/25 (b)		25,000	25,750
Petrobras Global Finance BV 7.375% 1/17/27		150,000	177,375
Petroleos Mexicanos 4.875% 1/18/24		300,000	294,570
Pride International, Inc. 7.875% 8/15/40		95,000	64,125
Puma International Financing SA 5.125% 10/6/24 (Reg. S)		200,000	189,050
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (c)	EUR	200,000	251,566
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		125,000	123,281
Sanchez Energy Corp.:
6.125% 1/15/23		235,000	14,100
7.25% 2/15/23 (b)		275,000	224,125
SemGroup Corp. 7.25% 3/15/26		185,000	179,450
SESI LLC 7.75% 9/15/24		40,000	24,000
SM Energy Co.:
5% 1/15/24		65,000	59,638
5.625% 6/1/25		110,000	95,425
6.625% 1/15/27		65,000	56,631
6.75% 9/15/26		25,000	22,500
Southwestern Energy Co.:
7.5% 4/1/26		65,000	56,875
7.75% 10/1/27		50,000	43,391
Summit Midstream Holdings LLC 5.75% 4/15/25		195,000	167,700
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		90,000	91,548
5.5% 2/15/26		75,000	77,625
6% 4/15/27		175,000	184,406
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25		35,000	36,057
5.375% 2/1/27		35,000	36,400
5.875% 4/15/26		70,000	73,917
6.5% 7/15/27 (b)		40,000	43,551
6.875% 1/15/29 (b)		70,000	77,189
Tecpetrol SA 4.875% 12/12/22 (b)		100,000	96,875
Teine Energy Ltd. 6.875% 9/30/22 (b)		85,000	86,063
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		40,000	40,039
5% 1/31/28 (b)		40,000	40,600
6.625% 6/15/25 (b)(c)		1,210,000	1,276,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		45,000	47,138
Transocean Sentry Ltd. 5.375% 5/15/23 (b)		85,000	85,213
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		500,000	463,719
Tullow Oil PLC 6.25% 4/15/22 (b)		200,000	201,063
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	36,404
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		62,702	13,167
W&T Offshore, Inc. 9.75% 11/1/23 (b)		75,000	71,813
Weatherford International Ltd. 9.875% 2/15/24 (g)		80,000	37,800
Weatherford International, Inc. 9.875% 3/1/25 (g)		420,000	196,350
Whiting Petroleum Corp. 6.625% 1/15/26		55,000	51,838
YPF SA:
8.5% 3/23/21 (b)		275,000	281,617
8.5% 7/28/25 (b)		400,000	397,200
			16,530,045
Entertainment/Film - 0.4%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)(g)		1,068,694	534,347
Environmental - 0.8%
Covanta Holding Corp.:
5.875% 3/1/24		110,000	112,761
5.875% 7/1/25		15,000	15,563
6% 1/1/27		135,000	139,388
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		555,000	556,754
Paprec Holding 3 month EURIBOR + 3.500% 3.5% 3/31/25 (c)(d)	EUR	100,000	106,826
			931,292
Food & Drug Retail - 0.5%
Casino Guichard Perrachon SA 4.498% 3/7/24 (Reg. S) (c)	EUR	100,000	94,416
Cumberland Farms, Inc. 6.75% 5/1/25 (b)		25,000	26,500
Rite Aid Corp. 6.875% 12/15/28 (b)(c)		505,000	303,000
Sigma Holdco BV 5.75% 5/15/26 (Reg. S)	EUR	110,000	116,290
Tops Markets LLC 13% 11/19/24 pay-in-kind (c)		31,655	31,972
			572,178
Food/Beverage/Tobacco - 2.8%
Central American Bottling Corp. 5.75% 1/31/27 (b)		200,000	208,313
ESAL GmbH 6.25% 2/5/23 (b)		105,000	106,839
JBS Investments II GmbH:
5.75% 1/15/28 (b)		200,000	202,000
7% 1/15/26 (b)		600,000	642,300
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		30,000	30,975
5.875% 7/15/24 (b)		40,000	41,100
6.75% 2/15/28 (b)		185,000	198,875
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)(f)		120,000	119,850
6.5% 4/15/29 (b)		175,000	187,906
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		45,000	47,025
4.875% 11/1/26 (b)		45,000	46,688
MHP SA 7.75% 5/10/24 (b)		300,000	319,470
Pilgrim's Pride Corp.:
5.75% 3/15/25 (b)		225,000	232,313
5.875% 9/30/27 (b)		245,000	257,250
Post Holdings, Inc.:
5% 8/15/26 (b)		255,000	260,419
5.625% 1/15/28 (b)		110,000	113,163
5.75% 3/1/27 (b)		160,000	165,800
Vector Group Ltd. 6.125% 2/1/25 (b)		90,000	85,281
			3,265,567
Gaming - 2.6%
Cleopatra Finance Ltd. 4.75% 2/15/23 (Reg. S)	EUR	100,000	123,703
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		300,000	299,340
Eldorado Resorts, Inc.:
6% 4/1/25		70,000	73,763
6% 9/15/26		35,000	37,800
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	102,040
5.375% 4/15/26		30,000	32,644
International Game Technology PLC 6.25% 1/15/27 (b)		50,000	54,250
LHMC Finco SARL 6.25% 12/20/23 (Reg. S)	EUR	100,000	119,074
MCE Finance Ltd.:
5.25% 4/26/26 (b)		200,000	204,530
5.625% 7/17/27 (Reg. S)		250,000	257,944
MGM Growth Properties Operating Partnership LP:
4.5% 1/15/28		350,000	349,563
5.75% 2/1/27 (b)		70,000	75,531
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		15,000	15,233
Scientific Games Corp. 10% 12/1/22		147,000	153,250
Station Casinos LLC 5% 10/1/25 (b)		90,000	91,710
Transocean, Inc. 7.25% 11/1/25 (b)		160,000	150,400
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		40,000	41,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		245,000	251,125
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		200,000	200,125
4.875% 10/1/24 (Reg. S)		200,000	200,125
5.5% 10/1/27 (b)		200,000	199,934
			3,033,784
Healthcare - 6.8%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)		110,000	108,647
Catalent Pharma Solutions 5% 7/15/27 (b)		20,000	20,550
Centene Escrow Corp. 5.375% 6/1/26 (b)		245,000	258,781
Charles River Laboratories International, Inc. 5.5% 4/1/26 (b)		65,000	68,738
Community Health Systems, Inc.:
5.125% 8/1/21		100,000	99,000
6.25% 3/31/23		595,000	569,713
8% 3/15/26 (b)		440,000	421,850
8.125% 6/30/24 (b)		55,000	41,800
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		100,000	103,500
DaVita HealthCare Partners, Inc.:
5% 5/1/25		360,000	352,807
5.125% 7/15/24		150,000	149,853
Encompass Health Corp. 5.75% 9/15/25		15,000	15,600
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	112,612
HCA Holdings, Inc.:
4.5% 2/15/27		500,000	531,280
5.375% 9/1/26		85,000	92,013
5.625% 9/1/28		150,000	165,405
5.875% 2/15/26		85,000	94,138
5.875% 2/1/29		45,000	50,231
7.5% 2/15/22		180,000	199,296
Hologic, Inc.:
4.375% 10/15/25 (b)		75,000	75,318
4.625% 2/1/28 (b)		30,000	30,750
IMS Health, Inc.:
3.25% 3/15/25 (Reg. S)	EUR	200,000	227,212
5% 10/15/26 (b)		120,000	125,400
InRetail Pharma SA 5.375% 5/2/23 (b)		200,000	210,123
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		330,000	341,550
5.25% 8/1/26		100,000	103,750
NVA Holdings, Inc. 6.875% 4/1/26 (b)		50,000	53,500
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		145,000	134,488
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		155,000	157,297
Service Corp. International 5.125% 6/1/29		35,000	36,838
Teleflex, Inc. 4.625% 11/15/27		30,000	31,152
Tenet Healthcare Corp.:
4.625% 7/15/24		160,000	163,000
5.125% 5/1/25		210,000	209,257
6.25% 2/1/27 (b)		195,000	201,825
6.75% 6/15/23		400,000	411,500
8.125% 4/1/22		515,000	549,763
Teva Pharmaceutical Finance Netherlands III BV:
1.125% 10/15/24	EUR	300,000	269,391
2.8% 7/21/23		350,000	303,408
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (b)		24,000	24,135
5.5% 11/1/25 (b)		110,000	114,400
5.75% 8/15/27 (b)		20,000	21,050
5.875% 5/15/23 (b)		71,000	71,511
6.125% 4/15/25 (b)		65,000	66,524
6.5% 3/15/22 (b)		80,000	82,940
7% 3/15/24 (b)		160,000	168,800
8.5% 1/31/27 (b)		60,000	66,081
9.25% 4/1/26 (b)		230,000	257,025
Vizient, Inc. 6.25% 5/15/27 (b)		15,000	15,938
Wellcare Health Plans, Inc.:
5.25% 4/1/25		50,000	51,886
5.375% 8/15/26 (b)		55,000	58,170
			8,089,796
Homebuilders/Real Estate - 4.9%
APL Realty Holdings Pte Ltd. 5.95% 6/2/24 (Reg. S)		200,000	157,528
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		115,000	115,000
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	206,938
China Aoyuan Property Group Ltd. 7.95% 2/19/23 (Reg. S)		200,000	207,250
China SCE Property Holdings Ltd. 8.75% 1/15/21 (Reg. S)		200,000	207,500
Easy Tactic Ltd. 5.875% 2/13/23 (Reg. S)		200,000	192,250
Evergrande Real Estate Group Ltd.:
8.25% 3/23/22 (Reg. S)		200,000	193,750
8.75% 6/28/25 (Reg. S)		200,000	178,125
Fantasia Holdings Group Co. Ltd. 7.375% 10/4/21 (Reg. S)		200,000	185,400
Jababeka International BV 6.5% 10/5/23 (Reg. S)		200,000	174,250
Jingrui Holdings Ltd.:
7.75% 4/12/20		200,000	194,500
9.45% 4/23/21 (Reg. S)		200,000	190,124
Kaisa Group Holdings Ltd.:
8.5% 6/30/22 (Reg. S)		200,000	191,938
11.75% 2/26/21 (Reg. S)		200,000	209,000
KWG Property Holding Ltd.:
5.2% 9/21/22 (Reg. S)		200,000	192,500
7.875% 9/1/23 (Reg. S)		200,000	202,750
Lennar Corp. 5.375% 10/1/22		55,000	58,644
Lodha Development Intrnl Mauritius Ltd. 12% 3/13/20 (Reg. S)		200,000	144,020
Mattamy Group Corp. 6.875% 12/15/23 (b)		25,000	25,938
Modernland Overseas Pte Ltd. 6.95% 4/13/24		200,000	192,000
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		300,000	329,310
Redco Group:
11% 8/29/20 (Reg. S)		200,000	206,250
13.5% 1/21/20 (Reg. S)		200,000	205,750
Ronshine China Holdings Ltd. 11.25% 8/22/21 (Reg. S)		200,000	213,500
Scenery Journey Ltd. 11% 11/6/20 (Reg. S)		200,000	206,250
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	76,110
Sunac China Holdings Ltd. 8.375% 1/15/21 (Reg. S)		200,000	206,438
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (b)(f)		80,000	82,800
5.875% 6/15/27 (b)		55,000	57,475
Times China Holdings Ltd. 7.85% 6/4/21 (Reg. S)		200,000	206,000
William Lyon Homes, Inc. 6.625% 7/15/27 (b)		35,000	34,825
Yango Justice International Ltd. 9.5% 4/3/21 (Reg. S)		200,000	197,250
Yuzhou Properties Co. 8.625% 1/23/22 (Reg. S)		200,000	208,446
Zhenro Properties Group Ltd. 10.5% 6/28/20 (Reg. S)		200,000	207,063
			5,856,872
Hotels - 0.3%
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30 (b)		120,000	123,300
5.125% 5/1/26		230,000	238,938
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		40,000	41,450
			403,688
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)		115,000	105,513
8.125% 2/15/24 (b)		55,000	58,850
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		20,000	20,450
Groupama SA 6% 1/23/27	EUR	100,000	139,952
HUB International Ltd. 7% 5/1/26 (b)		90,000	91,518
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		75,000	74,453
			490,736
Leisure - 0.5%
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		35,000	36,925
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (b)		480,000	487,200
Voc Escrow Ltd. 5% 2/15/28 (b)		70,000	71,313
			595,438
Metals/Mining - 3.1%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		300,000	290,106
Alpha Natural Resources, Inc. 9.75% 4/15/18 (g)(h)		210,000	0
Constellium NV 5.875% 2/15/26 (b)		250,000	259,375
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		200,000	191,531
6.875% 3/1/26 (b)		200,000	188,094
7.25% 4/1/23 (b)		300,000	297,188
7.5% 4/1/25 (b)		200,000	195,406
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		45,000	45,923
5.125% 3/15/23 (b)		95,000	98,919
Freeport-McMoRan, Inc. 6.875% 2/15/23		215,000	226,288
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		40,000	42,256
Minsur SA 6.25% 2/7/24 (Reg. S)		200,000	219,500
Polyus Finance PLC 5.25% 2/7/23 (b)		200,000	209,500
Qinghai Provincial Investment Group Co. Ltd. 7.875% 3/22/21 (Reg. S)		200,000	150,250
Stillwater Mining Co. 6.125% 6/27/22 (b)		300,000	303,000
Vedanta Resources PLC:
6.125% 8/9/24		200,000	187,875
6.375% 7/30/22 (b)		400,000	399,500
6.375% 7/30/22 (Reg. S)		200,000	199,750
Zhongrong International Resour 7.25% 10/26/20 (Reg. S)		200,000	129,700
			3,634,161
Paper - 0.6%
Berry Global Escrow Corp.:
4.875% 7/15/26 (b)		40,000	41,600
5.625% 7/15/27 (b)		35,000	36,750
CommScope Finance LLC 6% 3/1/26 (b)		85,000	85,931
Progroup AG 3% 3/31/26 (Reg. S)	EUR	225,000	258,664
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	200,000	232,747
			655,692
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)		140,000	142,800
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		120,000	123,526
8.75% 10/1/25 (b)		65,000	68,088
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		50,000	51,188
5% 6/1/24 (b)		195,000	201,338
5.25% 6/1/26 (b)		100,000	103,820
			690,760
Services - 2.3%
Algeco Scotsman Global Finance PLC 3 month EURIBOR + 6.250% 6.25% 2/15/23 (c)(d)	EUR	100,000	111,392
APX Group, Inc. 7.625% 9/1/23		45,000	35,199
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		250,000	218,750
CDK Global, Inc.:
4.875% 6/1/27		105,000	108,554
5.25% 5/15/29 (b)		35,000	36,313
5.875% 6/15/26		35,000	37,231
eHi Car Service Co. Ltd. 5.875% 8/14/22		200,000	182,938
Elis SA 2.875% 2/15/26 (Reg. S)	EUR	100,000	120,793
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		200,000	204,250
Global A&T Electronics Ltd. 8.5% 1/12/23		200,000	189,491
H&E Equipment Services, Inc. 5.625% 9/1/25		180,000	184,950
Hertz Corp. 7.125% 8/1/26 (b)(f)		155,000	158,302
IHS Markit Ltd.:
4% 3/1/26 (b)		35,000	36,397
4.75% 2/15/25 (b)		65,000	69,771
Intrum Justitia AB:
2.75% 7/15/22 (Reg. S)	EUR	100,000	111,530
3.5% 7/15/26 (Reg. S)	EUR	100,000	111,392
IPD BV 4.5% 7/15/22 (Reg. S)	EUR	200,000	226,401
Laureate Education, Inc. 8.25% 5/1/25 (b)		495,000	538,313
			2,681,967
Steel - 1.0%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)		55,000	58,575
Cleveland-Cliffs, Inc. 5.75% 3/1/25		55,000	55,853
CSN Resources SA 7.625% 2/13/23 (b)		300,000	316,860
EVRAZ Group SA 5.375% 3/20/23 (b)		200,000	211,000
Metinvest BV 7.75% 4/23/23 (b)		300,000	313,500
Usiminas International SARL 5.875% 7/18/26 (b)		200,000	202,890
Vallourec SA 2.25% 9/30/24 (Reg. S)	EUR	100,000	81,920
			1,240,598
Super Retail - 0.2%
Netflix, Inc.:
4.375% 11/15/26		15,000	15,150
4.875% 4/15/28		85,000	87,816
5.875% 11/15/28		140,000	153,650
			256,616
Technology - 2.9%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		360,000	380,250
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		330,000	293,700
Dr. Peng Holding Hong Kong Ltd. 5.05% 6/1/20 (Reg. S)		200,000	137,313
Energizer Gamma Acquistion BV 4.625% 7/15/26 (Reg. S)	EUR	200,000	230,787
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		267,000	276,011
Entegris, Inc. 4.625% 2/10/26 (b)		85,000	86,063
Fair Isaac Corp. 5.25% 5/15/26 (b)		50,000	52,688
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)		55,000	57,269
InterXion Holding N.V. 4.75% 6/15/25 (Reg. S)	EUR	100,000	120,411
Itron, Inc. 5% 1/15/26 (b)		30,000	30,638
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		45,000	47,498
Jain International Trading BV 7.125% 2/1/22 (Reg. S)		200,000	110,000
Match Group, Inc.:
5% 12/15/27 (b)		60,000	62,925
5.625% 2/15/29 (b)		65,000	69,388
Orano SA 3.375% 4/23/26 (Reg. S)	EUR	100,000	118,456
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	124,764
SoftBank Corp. 4% 9/19/29 (Reg. S)	EUR	200,000	238,799
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		410,000	439,090
TTM Technologies, Inc. 5.625% 10/1/25(b)		25,000	24,375
Uber Technologies, Inc. 8% 11/1/26 (b)		85,000	89,888
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		40,000	38,550
10.5% 2/1/24 (b)		420,000	369,600
			3,398,463
Telecommunications - 6.2%
Altice Finco SA 7.625% 2/15/25 (b)		800,000	776,000
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		300,000	310,125
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		340,000	355,742
7.5% 10/15/26 (b)		100,000	106,750
Cellnex Telecom SA 2.375% 1/16/24 (Reg. S)	EUR	100,000	117,811
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		200,000	202,063
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		45,000	46,262
5.375% 3/15/27		40,000	42,500
Digicel Group Ltd. 6.75% 3/1/23 (b)		150,000	72,141
Equinix, Inc. 5.375% 5/15/27		50,000	53,673
Frontier Communications Corp.:
8% 4/1/27 (b)		115,000	119,997
8.5% 4/1/26 (b)		225,000	219,870
11% 9/15/25		215,000	124,700
Globo Comunicacao e Participacoes SA 5.125% 3/31/27 (b)		200,000	203,000
GTH Finance BV 7.25% 4/26/23 (b)		400,000	443,368
GTT Communications, Inc. 7.875% 12/31/24 (b)		180,000	139,950
Intelsat Jackson Holdings SA 8% 2/15/24 (b)		190,000	197,382
Intelsat Luxembourg SA 8.125% 6/1/23		180,000	145,296
Millicom International Cellular SA 5.125% 1/15/28 (b)		250,000	255,547
Sable International Finance Ltd. 5.75% 9/7/27 (b)		125,000	128,281
SFR Group SA:
7.375% 5/1/26 (b)		150,000	159,844
8.125% 2/1/27 (b)		245,000	266,744
Sprint Capital Corp.:
6.875% 11/15/28		190,000	209,000
8.75% 3/15/32		290,000	359,963
Sprint Corp.:
7.125% 6/15/24		200,000	218,250
7.625% 3/1/26		70,000	78,227
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	405,500
Telecom Argentina SA 8% 7/18/26(b)		15,000	15,197
Telecom Italia SpA:
4% 4/11/24 (Reg. S)	EUR	100,000	121,281
5.25% 3/17/55	EUR	200,000	246,260
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		200,000	210,000
Telenet Finance Luxembourg Notes SARL 3.5% 3/1/28 (Reg. S)	EUR	200,000	233,577
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		200,000	204,250
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (b)		200,000	188,000
Wind Tre SpA 5% 1/20/26 (b)		200,000	198,050
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)		135,000	137,025
			7,311,626
Textiles/Apparel - 0.1%
CBR Fashion Finance BV 5.125% 10/1/22 (Reg. S)	EUR	100,000	108,585
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		35,000	32,922
			141,507
Transportation Ex Air/Rail - 1.0%
Atlantia SpA 1.625% 2/3/25 (Reg. S)	EUR	100,000	109,095
Autostrade per L'italia SpA 1.625% 6/12/23	EUR	50,000	55,941
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		290,000	308,154
5.25% 5/15/24 (b)		135,000	144,912
5.5% 1/15/23 (b)		95,000	101,565
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		235,000	186,825
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		90,000	60,750
11.25% 8/15/22 (b)		135,000	100,913
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		30,000	29,409
Teekay Corp. 9.25% 11/15/22 (b)		60,000	62,250
			1,159,814
Utilities - 4.7%
ContourGlobal Power Holdings SA 4.125% 8/1/25 (Reg. S)	EUR	125,000	147,023
DCP Midstream Operating LP 5.125% 5/15/29		105,000	108,150
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		150,000	156,844
Dynegy, Inc. 5.875% 6/1/23		70,000	71,575
Energias de Portugal SA 4.496% 4/30/79 (Reg. S) (c)	EUR	100,000	122,185
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	197,875
InterGen NV 7% 6/30/23 (b)		845,000	768,950
NRG Energy, Inc.:
5.25% 6/15/29 (b)		60,000	63,213
5.75% 1/15/28		1,345,000	1,432,368
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		272,223	292,299
Pacific Gas & Electric Co.:
3.75% 8/15/42 (g)		10,000	9,138
3.95% 12/1/47 (g)		10,000	9,075
4% 12/1/46 (g)		5,000	4,600
6.05% 3/1/34 (g)		255,000	292,613
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		30,000	30,600
Petrobras Global Finance BV 8.75% 5/23/26		200,000	251,200
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		191,600	197,827
TerraForm Global, Inc. 6.125% 3/1/26 (b)		145,000	147,175
The AES Corp.:
4% 3/15/21		195,000	197,925
5.125% 9/1/27		55,000	58,223
TVO Power Co.:
2.125% 2/4/25 (Reg. S)	EUR	100,000	117,004
2.5% 3/17/21 (Reg. S)	EUR	100,000	115,091
Vertiv Group Corp. 9.25% 10/15/24 (b)		60,000	56,550
Vistra Operations Co. LLC:
5% 7/31/27 (b)		140,000	143,325
5.5% 9/1/26 (b)		115,000	120,175
5.625% 2/15/27 (b)		185,000	195,175
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	200,000	223,393
			5,529,571

TOTAL NONCONVERTIBLE BONDS			96,873,720

TOTAL CORPORATE BONDS
(Cost $98,195,043)			97,380,075

Government Obligations - 0.6%
Germany - 0.6%
German Federal Republic:
0% 6/12/20	EUR	400,000	445,463
2% 8/15/23	EUR	200,000	246,816
TOTAL GOVERNMENT OBLIGATIONS
(Cost $703,388)			692,279
		Shares	Value

Common Stocks - 1.2%
Automotive & Auto Parts - 0.1%
UC Holdings, Inc. (h)(i)		3,510	73,499
Energy - 0.3%
Contura Energy, Inc. (i)		160	5,733
Pacific Drilling SA (i)		19,106	179,596
Tidewater, Inc.:
warrants 11/14/42 (h)(i)		5,448	143,010
warrants 11/14/42 (h)(i)		1,897	49,796
Ultra Petroleum Corp. warrants 7/14/25 (i)		1,260	0

TOTAL ENERGY			378,135

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (h)(i)		1,789	57,194
Tops Markets Corp. (h)		165	58,007
Tops Markets Corp. (Escrow) (h)(j)		165,000	2

TOTAL FOOD & DRUG RETAIL			115,203

Gaming - 0.3%
Boyd Gaming Corp.		4,800	127,152
Golden Entertainment, Inc. (i)		8,300	116,366
Penn National Gaming, Inc. (i)		4,600	89,792

TOTAL GAMING			333,310

Healthcare - 0.0%
HCA Holdings, Inc.		400	53,404
Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.		69	1,707
Services - 0.1%
United Rentals, Inc. (i)		1,000	126,550
Utilities - 0.3%
NRG Energy, Inc.		3,200	109,248
Vistra Energy Corp.		9,795	210,201

TOTAL UTILITIES			319,449

TOTAL COMMON STOCKS
(Cost $1,869,224)			1,401,257
		Principal Amount(a)	Value

Bank Loan Obligations - 4.8%
Aerospace - 0.4%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 5/30/25 (c)(d)		124,485	123,404
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 6/9/23 (c)(d)		78,605	78,151
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 8/22/24 (c)(d)		217,182	215,101

TOTAL AEROSPACE			416,656

Cable/Satellite TV - 0.5%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.825% 1/25/26 (c)(d)		24,688	24,657
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5191% 8/19/23 (c)(d)		579,038	568,060
Zayo Group LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 1/19/24 (c)(d)		5,000	4,999

TOTAL CABLE/SATELLITE TV			597,716

Chemicals - 0.1%
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.82% 7/1/26 (c)(d)		5,000	4,988
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.9375% 10/11/24 (c)(d)		9,125	9,116
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7555% 2/8/25 (c)(d)		4,568	4,562
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.61% 10/1/25 (c)(d)		44,887	44,065

TOTAL CHEMICALS			62,731

Diversified Financial Services - 0.4%
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7555% 10/31/24 (c)(d)		14,850	14,828
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9844% 10/1/25 (c)(d)		389,023	388,606
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.575% 3/1/25 (c)(d)		18,154	18,120
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.49% 4/29/26 (c)(d)		64,833	64,934

TOTAL DIVERSIFIED FINANCIAL SERVICES			486,488

Energy - 0.7%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4844% 6/22/24 (c)(d)		49,000	46,477
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6161% 12/31/21 (c)(d)		230,000	230,345
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9911% 12/31/22 (c)(d)		185,000	176,028
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7/23/23 (d)(k)		10,000	10,125
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.3189% 3/28/24 (c)(d)		154,613	154,710
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.24% 3/1/26 (c)(d)		270,000	265,191

TOTAL ENERGY			882,876

Food & Drug Retail - 0.6%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.4584% 5/31/24 (c)(d)		693,000	662,106
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 10.875% 11/19/23 (c)(d)(h)		66,703	66,419

TOTAL FOOD & DRUG RETAIL			728,525

Gaming - 0.0%
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 3/13/25 (c)(d)		19,800	19,590
Healthcare - 0.4%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.25% 6/13/26 (c)(d)		335,000	327,603
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9844% 5/6/26 (c)(d)		9,975	9,996
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0451% 2/11/26 (c)(d)		194,513	194,938

TOTAL HEALTHCARE			532,537

Hotels - 0.2%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5413% 5/29/26 (c)(d)		260,000	252,403
Insurance - 0.1%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2691% 5/10/25 (c)(d)		4,900	4,828
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6294% 5/10/25 (c)(d)		65,000	64,485
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 5/16/24 (c)(d)		14,738	14,520

TOTAL INSURANCE			83,833

Leisure - 0.2%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 7/31/24 (c)(d)		4,925	4,923
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 2/28/25 (c)(d)		230,184	229,217

TOTAL LEISURE			234,140

Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 2/17/24 (c)(d)		298,148	298,073
Services - 0.2%
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0218% 11/30/25 (c)(d)		203,800	196,922
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5799% 8/22/25 (c)(d)		95,000	94,347

TOTAL SERVICES			291,269

Technology - 0.4%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9844% 2/28/25 (c)(d)		9,875	9,908
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.829% 11/1/24 (c)(d)		115,000	118,522
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.579% 11/1/23 (c)(d)		90,000	90,016
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 4/16/25 (c)(d)		114,774	114,703
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 4/16/25 (c)(d)		78,143	78,094
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 5/4/26 (c)(d)		20,000	20,147

TOTAL TECHNOLOGY			431,390

Telecommunications - 0.3%
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.0125% 1/31/26 (c)(d)		383,668	379,351
Utilities - 0.0%
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.52% 7/19/26 (c)(d)		15,000	15,056
TOTAL BANK LOAN OBLIGATIONS
(Cost $5,724,989)			5,712,634

Preferred Securities - 6.4%
Automotive & Auto Parts - 0.2%
Volkswagen International Finance NV 3.875% (Reg. S) (c)(e)	EUR	200,000	230,765
Banks & Thrifts - 3.3%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(e)		200,000	205,688
Banco Comercial Portugues SA 9.25% (Reg. S) (c)(e)	EUR	200,000	244,339
Banco Do Brasil SA 9% (b)(c)(e)		200,000	223,669
Banco Mercantil del Norte SA 7.625% (b)(c)(e)		400,000	407,962
Bank of America Corp. 5.875% (c)(e)		355,000	377,880
Citigroup, Inc.:
5.35% (c)(e)		550,000	560,153
5.95% (c)(e)		575,000	604,365
Intesa Sanpaolo SpA 7% (Reg. S) (c)(e)	EUR	200,000	231,363
Itau Unibanco Holding SA 6.125% (b)(c)(e)		200,000	203,000
JPMorgan Chase & Co. 5% (c)(e)		185,000	187,128
Standard Chartered PLC 7.5% (b)(c)(e)		200,000	211,900
Tinkoff Credit Systems 9.25% (Reg. S) (c)(e)		200,000	209,875
UniCredit SpA 9.25% (Reg. S) (c)(e)	EUR	200,000	251,732

TOTAL BANKS & THRIFTS			3,919,054

Consumer Products - 0.6%
Cosan Overseas Ltd. 8.25% (e)		700,000	723,188
Diversified Financial Services - 0.2%
Nanyang Commercial Bank Ltd. 5% (Reg. S) (c)(e)		200,000	196,004
Energy - 0.4%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (c)(e)	EUR	200,000	239,112
SMC Global Power Holdings Corp. 6.5% (Reg. S) (c)(e)		200,000	204,125

TOTAL ENERGY			443,237

Healthcare - 0.1%
Fullerton Healthcare Corp. Ltd. 7% (Reg. S) (c)(e)		200,000	183,600
Homebuilders/Real Estate - 0.7%
Agile Property Holdings Ltd. 6.875% (Reg. S) (c)(e)		200,000	198,375
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (c)(e)		200,000	189,000
Grand City Properties SA 3.75% (c)(e)	EUR	100,000	117,619
RKI Overseas Finance 2017 (A) 7% (Reg. S) (e)		200,000	171,072
Yuzhou Properties Co. 5.375% (Reg. S) (c)(e)		200,000	185,500

TOTAL HOMEBUILDERS/REAL ESTATE			861,566

Telecommunications - 0.4%
Colombia Telecomunicaciones SA 8.5% (b)(c)(e)		200,000	205,875
Telefonica Europe BV 3.875% (Reg. S) (c)(e)	EUR	200,000	232,162

TOTAL TELECOMMUNICATIONS			438,037

Utilities - 0.5%
EDF SA:
4% (Reg. S) (c)(e)	EUR	100,000	120,132
5% (Reg. S) (c)(e)	EUR	100,000	124,825
5.375% 12/31/99 (c)	EUR	200,000	254,355
RWE AG 3.5% 4/21/75 (Reg. S) (c)	EUR	100,000	118,250

TOTAL UTILITIES			617,562

TOTAL PREFERRED SECURITIES
(Cost $7,552,974)			7,613,013
		Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund 2.43% (l)
(Cost $4,546,273)		4,545,550	4,546,459
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $118,591,891)			117,345,717
NET OTHER ASSETS (LIABILITIES) - 0.8%			984,363
NET ASSETS - 100%			$118,330,080

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,120,211 or 45.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing - Security is in default.

 (h) Level 3 security

 (i) Non-income producing

 (j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2 or 0.0% of net assets.

 (k) The coupon rate will be determined upon settlement of the loan after period end.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tops Markets Corp. (Escrow)	11/16/18	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,238
Total	$38,238

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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